Warrants - (Fair Value of Warrants is Estimated Using Black-Scholes Option Pricing Model) (Detail) - $ / shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Warrants outstanding	19,557	2,570	1,116	428
February 2017
Class of Warrant or Right [Line Items]
Warrants outstanding	17,000	0
Strike price	$ 1.10
Expected term (years)	4 years 7 months 13 days
Volatility %	136.07%
Risk-free rate %	1.83%
July 2016
Class of Warrant or Right [Line Items]
Warrants outstanding	700	700	0
Strike price	$ 13.00	$ 13.00
Expected term (years)	4 years 15 days	4 years 6 months 15 days
Volatility %	144.12%	117.82%
Risk-free rate %	1.73%	1.82%
January 2016
Class of Warrant or Right [Line Items]
Warrants outstanding	682	682	0
Strike price	$ 28.40	$ 28.40
Expected term (years)	3 years 6 months 11 days	4 years 11 days
Volatility %	150.15%	120.38%
Risk-free rate %	1.64%	1.71%
March 2015
Class of Warrant or Right [Line Items]
Warrants outstanding	700	700	700	0
Strike price	$ 41.60	$ 41.60	$ 41.60
Expected term (years)	2 years 8 months 19 days	3 years 2 months 19 days	4 years 2 months 19 days
Volatility %	168.20%	131.46%	75.85%
Risk-free rate %	1.50%	1.52%	1.58%
September 2013
Class of Warrant or Right [Line Items]
Warrants outstanding	199	199	199	199
Strike price	$ 50.00	$ 50.00	$ 50.00
Expected term (years)	1 year 2 months 19 days	1 year 8 months 19 days	2 years 8 months 19 days
Volatility %	100.31%	164.01%	74.70%
Risk-free rate %	1.27%	1.10%	1.24%
December 2012
Class of Warrant or Right [Line Items]
Warrants outstanding	152	152	152	152
Strike price	$ 10.32	$ 31.60	$ 31.60
Expected term (years)	5 months 23 days	11 months 23 days	1 year 11 months 23 days
Volatility %	49.17%	204.55%	76.37%
Risk-free rate %	1.13%	0.84%	1.05%
April 2011
Class of Warrant or Right [Line Items]
Warrants outstanding	0	13	31	31
Strike price		$ 13.00	$ 13.00
Expected term (years)		3 months 22 days	1 year 3 months 22 days
Volatility %		103.79%	65.60%
Risk-free rate %		0.53%	0.77%
March 2011
Class of Warrant or Right [Line Items]
Warrants outstanding		0	9	9
Strike price			$ 13.00
Expected term (years)			2 months 5 days
Volatility %			47.98%
March 2010
Class of Warrant or Right [Line Items]
Warrants outstanding		0	1	1
Strike price			$ 40.04
Expected term (years)			2 months 27 days
Volatility %			71.41%